Loss per share - Summary of Loss Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Earnings per share [abstract]
Loss attributable to ordinary equity holders of the Company	€ (304,778)	€ (319,672)		€ (43,256)
Weighted average number of ordinary shares outstanding (in shares)	251,434,593	190,270,210		190,270,210
Basic loss per share (in EUR per share)	€ (1.21)	€ (1.68)	[1]	€ (0.23)	[1]
Diluted loss per share (in EUR per share)	€ (1.21)	€ (1.68)	[1]	€ (0.23)	[1]

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies